Note 6 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	W&ES	PI&IS	Total
	(in thousands)

Balance - December 31, 2012	$33,877	$-	$33,877
Goodwill from business combinations	971	40,638	41,609
Foreign currency translation	-	(20)	(20)

Balance - December 31, 2013	34,848	40,618	75,466
Impairments	(19,773)	-	(19,773)
Foreign currency translation	-	(148)	(148)
Balance - December 31, 2014	$15,075	$40,470	$55,545